Fair Value Measurements - Short Term Investment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 3,495	$ 17,620
Unrealized Gains	0	1
Unrealized Losses	0	(19)
Estimated Fair Value	$ 3,495	$ 17,602
US Treasury Securities [Member]
Debt Securities, Available-for-Sale [Line Items]
Maturity (in years)	1 year	1 year
Amortized Cost	$ 3,495	$ 17,620
Unrealized Gains	0	1
Unrealized Losses	0	(19)
Estimated Fair Value	$ 3,495	$ 17,602